Commitments, guarantees and contingencies	12 Months Ended
Mar. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments, guarantees and contingencies

17. Commitments, guarantees and contingencies

Capital commitments

As at March 31, 2019, the Company had irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of solar power plants of INR 5,088,173 (US$ 73,571).

Further the Company had INR 958,204 (US$ 13,855) of performance bank guarantees for its commissioned plants, which the Company expects to be released within a year and INR 4,024 (US$ 58) as bank guarantee towards other commitments.

Guarantees

The Company issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of solar power plants as required by the PPA such outstanding guarantees are INR 5,088,173 (US$ 73,571).

Further, INR 958,204 (US$ 13,855) is in relation to commissioned plants which the Company expects to release within a year and INR 4,024 (US$ 58) is bank guarantee towards other commitments.

The Company issues bank guarantees amounting to INR 399,764 (US$ 5,780) as at March 31, 2019 to meet its Debt-Service Reserve Account (DSRA) requirements for its outstanding loans.

The Company has obtained guarantees from financial institutions as a part of the bidding process for establishing solar projects amounting to INR 132,736 (US$ 1,919) as at March 31, 2019. The Company has given term deposits as collateral for those guarantees which are classified as restricted cash on the consolidated balance sheet.

The Company had entered into buyer’s credit facilities amounting to US$ 23,302, which remain unused as of March 31, 2019.

The terms of the PPAs provide for the annual delivery of a minimum amount of electricity at fixed prices.

Contingencies

As of March 31, 2019, the Company had a contingent of liability of INR 415,000 (US$ 6,001) for projects completed beyond the contractually agreed dates. The Company has filed an appeal against such demands and has received a stay order from the appellant authorities. The management believes the reason for delay was not attributable to the Company, based on advice from its legal advisors and the facts underlying the Company’s position, and therefore the management believes that the Company will ultimately not be found liable for these assessments and has not accrued any amount with respect to these matters in its consolidated financial statements.